SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule Of Option Activity

e.The stock-based compensation expenses related to stock options and ESPP are included as follows in the expense categories:

	Year ended December 31,
	2021	2020	2019

Research and development expenses	$1,971	$1,123	$1,151
Marketing and business development expenses	215	172	46
General and administrative expenses	2,090	1,477	1,211

	$4,276	$2,772	$2,408

Schedule of Stock-Based Compensation Expenses

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2021, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,960,256	6.26	6.94	37,587
Options granted	1,397,500	6.72
Options exercised	(217,375)	4.19
Options forfeited	(154,277)	7.45
Options expired	(10,000)	6.14

Options outstanding at end of year	6,976,104	6.39	6.69	3,323

Exercisable at end of year	3,693,761	5.23	5.21	2,496